SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	9,631,580		33,888
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	1,805,620	1,963,420	1,151,400
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	369,340	378,740	378,740